Credit facilities and long-term debt - Weighted Average Effective Interest Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Nov. 15, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest rate			3.20%
Variable rate loans from related parties | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	4.89%		5.82%
Fixed rate loans from related parties | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	3.94%	3.94%		3.09%
Variable rate loans from third parties | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	6.34%